Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD 21203-1476
410 o 539 o 0000



                                         February 27, 2004


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Light Street Trust, Inc.
                  1933 Act File No. 333-61525
                  1940 Act File No. 811-08943

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectuses and Statement of Additional Information with respect to the above-referenced fund do not differ from that filed in Post-Effective Amendment No. 11 that was filed electronically on February 19, 2004.

                                       Very truly yours,

                                       /s/ Gregory T. Merz

                                       Gregory T. Merz
                                       Vice President and Deputy General Counsel

GTM:awb